Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2020
Details of subsidiaries and variable interest entity
Subsidiary	Place of incorporation	Particular of issued and fully paid up capital	Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands	$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holdings Co. Ltd	PRC	$3,000,000	100%	-	100%	Investment holding

Variable interest entity
Hubei Chutian Microfinance Co., Ltd	PRC	RMB450,000,000	80%	-	80%	Microfinance lender

Schedule of accompanying consolidated financial
		As of December 31,
		2019	2020
		RMB’000	RMB’000

Total current assets		615,611	663,089
Total non-current assets		48,137	45,159
Total assets		663,748	708,248

Total current liabilities		237,587	261,944
Total liabilities		237,587	261,944

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Interest income on loans	141,857	118,396	105,570
Net profit	8,155	58,616	19,854